Average Annual Total Returns	12 Months Ended
Aug. 31, 2014
Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.13%
Five Years	0.22%
Since Inception	1.93%
Inception Date	Jul. 19, 2004
Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.10%
Five Years	0.20%
Since Inception	1.40%
Inception Date	Jul. 19, 2004
Institutional Money Market Funds Average | Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.10%
Since Inception	1.69%
Tax-Exempt Money Market Funds Average | Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.03%
Since Inception	1.01%